Lease Transactions (Tables)	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Profit or Loss of Lease Transactions
The following table presents profit or loss of lease transactions as a lessor for the six months ended September 30, 2024 and September 30, 2025:

	September 30, 2024	September 30, 2025
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥73,163	¥72,707
Operating leases:
Lease income	5,085	5,921
Total	¥78,248	¥78,628